Interest and Finance Costs (Tables)	12 Months Ended
Dec. 31, 2018
Interest And Finance Costs [Abstract]
Interest and Finance Costs
	2018	2017	2016
Interest expense and other fees on unrelated party debt (Note 5)	$6,529	$7,491	$4,902
Interest expense and other fees on related party debt (Note 3)	4,762	5,948	1,692
Amortization of deferred financing costs	176	322	427
Commitment fees and other	53	82	73
Total	$11,520	$13,843	$7,094